Share-based compensation expenses - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Share-based compensation expenses
Share-based compensation expenses		$ 918	¥ 6,390		¥ 130,659	¥ 107,766
Deemed dividends		$ 277	¥ 1,929		¥ 17,314	¥ 8,851
Global Share Plan
Share-based compensation expenses
Number shares authorized		20,480,486					20,480,486
Options granted expiration period (in years)		10 years	10 years
Number of shares granted		19,340	19,340	1,940,654	1,940,654
Options exercised (in shares)		10,011,528	10,011,528	759,518	759,518
Outstanding share options		8,280,229		18,699,431			8,280,229	18,640,845	18,640,845
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares		$ 0.25		$ 0.20				$ 0.21
Weighted average remaining contractual years of options outstanding		6 years 6 months 15 days	6 years 6 months 15 days	6 years 5 months 1 day	6 years 5 months 1 day	7 years 1 month 21 days
Aggregate intrinsic value of options outstanding		$ 2,829		$ 38,480				$ 44,454	¥ 44,454
Exercise during the year | $ / shares		$ 0.13		$ 0.10
Unrecognized share-based compensation expenses | ¥							¥ 6,210
Weighted average period over which share-based compensation expense is expected to be recognized		1 year 7 months 24 days	1 year 7 months 24 days
Deemed dividends | ¥			¥ 14
Aggregate grant date fair value of modified option | $		$ 17		$ 4,776
Global Share Plan | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		1 year	1 year
Global Share Plan | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		7 years	7 years
Global Share Plan | RONG360 Inc.
Share-based compensation expenses
Conversion ratio of share options		1					1
Global Share Plan | Non-platform business
Share-based compensation expenses
Conversion ratio of share options		1					1
Share-based compensation expense reversed | ¥			¥ 1,336
Global Share Plan | Employees and non-employees
Share-based compensation expenses
Outstanding share options		8,280,229					8,280,229
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares		$ 0.25
Weighted average remaining contractual years of options outstanding		6 years 6 months 15 days	6 years 6 months 15 days
Options exercisable		6,049,815					6,049,815
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares		$ 0.23
Weighted average remaining contractual years of options exercisable		6 years 4 months 13 days	6 years 4 months 13 days
Share options expected to be vested		8,013,226					8,013,226
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares		$ 0.25
Weighted average remaining contractual years of share options expected to be vested		6 years 6 months 11 days	6 years 6 months 11 days
Aggregate intrinsic value of options outstanding | ¥							¥ 2,829
Aggregate intrinsic value of options exercisable | ¥							2,197
Aggregate intrinsic value of options expected to be vested | ¥							¥ 2,805
Global Share Plan | Employees of the Group's related parties for non-platform business
Share-based compensation expenses
Outstanding share options		1,281,957					1,281,957
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares		$ 0.44
Weighted average remaining contractual years of options outstanding		6 years 11 months 27 days	6 years 11 months 27 days
Options exercisable		774,563					774,563
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares		$ 0.37
Weighted average remaining contractual years of options exercisable		7 years 7 months 13 days	7 years 7 months 13 days
Share options expected to be vested		1,145,604					1,145,604
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares		$ 0.43
Weighted average remaining contractual years of share options expected to be vested		7 years 6 months 11 days	7 years 6 months 11 days
Aggregate intrinsic value of options outstanding | ¥							¥ 199
Aggregate intrinsic value of options exercisable | ¥							177
Aggregate intrinsic value of options expected to be vested | ¥							¥ 193
Global Share Plan | Group's employees | Non-platform business
Share-based compensation expenses
Outstanding share options		17,566,274					17,566,274
2017 Share Incentive Plan
Share-based compensation expenses
Number of shares granted		7,183,239	7,183,239	8,014,091	8,014,091
Options exercised (in shares)		4,344,515	4,344,515
Outstanding share options		17,389,885		15,888,593			17,389,885	8,285,827	8,285,827
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares		$ 0.01		$ 0.01				$ 0.01
Weighted average remaining contractual years of options outstanding		8 years 11 months 1 day	8 years 11 months 1 day	9 years 3 months 7 days	9 years 3 months 7 days	10 years
Options exercisable		4,745,457					4,745,457
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares		$ 0.01
Weighted average remaining contractual years of options exercisable		8 years 3 months 29 days	8 years 3 months 29 days
Share options expected to be vested		16,727,541					16,727,541
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares		$ 0.01
Weighted average remaining contractual years of share options expected to be vested		8 years 11 months 1 day	8 years 11 months 1 day
Aggregate intrinsic value of options outstanding		$ 10,190		$ 35,644					¥ 21,394
Aggregate intrinsic value of options exercisable | $		2,781
Aggregate intrinsic value of options expected to be vested | $		$ 9,802
Exercise during the year | $ / shares		$ 0.01
Share-based compensation expenses | ¥			¥ 15,632		¥ 96,321
Unrecognized share-based compensation expenses | ¥							¥ 64,495
Weighted average period over which share-based compensation expense is expected to be recognized		2 years 8 months 9 days	2 years 8 months 9 days
Performance obligation not be met	6,214,370
Recognized share-based compensation expense reversed | ¥	¥ 96,831
Fair value of modified performance conditions of shares options	6,214,370
Aggregate grant date fair value of modified option | ¥	¥ 25,838
Incremental value as share-based compensation expenses for vested awards | ¥	¥ 17,225
2017 Share Incentive Plan | Employees of the Group's related parties for non-platform business
Share-based compensation expenses
Outstanding share options		731,161					731,161
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares		$ 0.01
Weighted average remaining contractual years of options outstanding		8 years 10 months 2 days	8 years 10 months 2 days
Options exercisable		168,361					168,361
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares		$ 0.01
Weighted average remaining contractual years of options exercisable		8 years 3 months 22 days	8 years 3 months 22 days
Share options expected to be vested		587,647					587,647
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares		$ 0.01
Weighted average remaining contractual years of share options expected to be vested		8 years 10 months 2 days	8 years 10 months 2 days
Aggregate intrinsic value of options outstanding | $		$ 428
Aggregate intrinsic value of options exercisable | $		99
Aggregate intrinsic value of options expected to be vested | $		$ 334
Deemed dividends | ¥			¥ 1,915		¥ 7,912